SCHEDULE 1 STATEMENT OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Details 3)	12 Months Ended					12 Months Ended																				12 Months Ended						12 Months Ended					12 Months Ended											12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2008 CNY	Jun. 30, 2012 Common Stock [Member] USD ($)	Jun. 30, 2012 Common Stock [Member] CNY	Jun. 30, 2011 Common Stock [Member] CNY	Jun. 30, 2010 Common Stock [Member] CNY	Jun. 30, 2009 Common Stock [Member] CNY	Jun. 30, 2008 Common Stock [Member] CNY	Jun. 30, 2012 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2012 Additional Paid-In Capital [Member] CNY	Jun. 30, 2011 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2011 Additional Paid-In Capital [Member] CNY	Jun. 30, 2010 Additional Paid-In Capital [Member] CNY	Jun. 30, 2009 Additional Paid-In Capital [Member] CNY	Jun. 30, 2008 Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Retained Earnings [Member] USD ($)	Jun. 30, 2012 Retained Earnings [Member] CNY	Jun. 30, 2011 Retained Earnings [Member] USD ($)	Jun. 30, 2011 Retained Earnings [Member] CNY	Jun. 30, 2010 Retained Earnings [Member] CNY	Jun. 30, 2009 Retained Earnings [Member] CNY	Jun. 30, 2008 Retained Earnings [Member] CNY	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2009 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2008 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2011 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2010 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2012 Parents [Member] Common Stock [Member] USD ($)	Jun. 30, 2008 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2010 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2008 Parents [Member] Additional Paid-In Capital [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Comprehensive (Loss) Income [Member] USD ($)	Jun. 30, 2012 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2010 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2009 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2008 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2012 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2011 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2010 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2012 Parents [Member] Retained Earnings [Member] USD ($)	Jun. 30, 2008 Parents [Member] Retained Earnings [Member] CNY	Jun. 30, 2012 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2010 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2008 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2011 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2010 Parents [Member] Comprehensive Income [Member] CNY	Jun. 30, 2012 Parents [Member] Comprehensive Income [Member] USD ($)	Jun. 30, 2012 Parents [Member] CNY	Jun. 30, 2011 Parents [Member] CNY	Jun. 30, 2010 Parents [Member] CNY	Jun. 30, 2012 Parents [Member] USD ($)	Jun. 30, 2008 Parents [Member] CNY
Balance	$ 119,000,376	814,142,551	1,217,023,570	1,187,094,217	1,284,933,188	$ 2,290	14,843	14,799	15,195	14,504	15,349	$ 164,782,560	1,046,863,605	$ 161,334,529	1,042,785,726	1,049,366,056	1,029,778,033	1,169,618,982	$ (19,524,509)	(208,062,771)	$ (23,874,476)	(154,312,678)	256,593,943	250,934,118	205,248,312	(88,951,624)	$ (19,524,509)	(124,039,206)	$ (18,461,967)	(93,632,438)	(89,949,455)	14,799	15,195	14,504	$ 2,336	15,349	1,042,785,726	1,049,366,056	1,029,778,033	$ 164,782,560	1,169,618,982	$ (19,524,509)	(124,039,206)	(119,328,924)	256,593,943	(93,632,438)	(89,949,455)	(154,312,678)	256,593,943	250,934,118	$ (32,720,063)	205,248,312	(119,328,924)	(88,951,624)	(93,632,438)	$ (19,524,509)	59,746,842	(441,714,344)	10,340,639		$ (9,171,756)	769,158,923	1,217,023,570	1,187,094,217	$ 112,540,324	1,284,933,188
Balance (in shares)						36,427,851			37,613,701	35,589,120	38,063,201																					36,427,851	37,613,701	35,589,120	36,569,866	38,063,201																											125,960,015
Issue of shares (note 13)				37,385,000																														905					37,384,095											0					0									37,385,000
Issue of shares (in shares)																																		2,647,743
Issue of shares as employee compensation			2,429,169																														49					2,429,120											0					0									2,429,169
Stock Issued During Period, Shares, Share-based Compensation, Gross																																	150,000
Share repurchase		(254,511)	(18,404,849)	(38,698,609)																												(9)	(458)	(477)			(254,502)	(18,404,391)	(38,698,132)									0	0	0			0	0	0							(254,511)	(18,404,849)	(38,698,609)
Share repurchase (in shares)																																(26,195)	(1,375,478)	(1,394,300)
Exercise of share options		1,572,428	386,458	10,506,502																												53	13	263			1,572,375	386,445	10,506,239									0	0	0			0	0	0							1,572,428	386,458	10,506,502
Exercise of share options (in shares)	168,210	168,210	39,628	771,138																												168,210	39,628	771,138
Net income (loss)	(7,504,894)	(47,678,598)	(407,992,772)	5,659,825		0																										0	0	0			0	0	0									(53,557,885)	(411,337,044)	5,659,825			0	0	0			(53,557,885)	(411,337,044)	5,659,825		(53,557,885)	(411,337,044)	5,659,825
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821		0																										0	0	0			2,760,006	9,008,496	10,395,821									0	0	0			0	0	0								9,008,496	10,395,821
Cumulative translation adjustment, net of tax		(3,899,857)	(36,155,598)	(4,714,440)		0																										0	0	0			0	0	0									0	0	0			(3,899,857)	(36,155,598)	(4,714,440)			(3,899,857)	(36,155,598)	(4,714,440)		(3,899,857)	(36,155,598)	(4,714,440)
Unrealized gain on available-for-saleinvestment		(810,425)	(12,523,254)	9,395,254		0																										0	0	0			0	0	0									0	0	0			(810,425)	(12,523,254)	9,395,254			(810,425)	(12,523,254)	9,395,254		(810,425)	(12,523,254)	9,395,254
Disposal of subsidiaries			18,301,552																							18,301,552							0					0											0					18,301,552					18,301,552				18,301,552
Acquisition of subsidiaries		19,821,000	42,069,779			0																											0					0											430,423					0									430,423
Balance	$ 123,516,857	784,702,594	814,142,551	1,217,023,570	1,284,933,188	$ 2,336	14,843	14,799	15,195	14,504	15,349	$ 164,782,560	1,046,863,605	$ 161,334,529	1,042,785,726	1,049,366,056	1,029,778,033	1,169,618,982	$ (19,524,509)	(208,062,771)	$ (23,874,476)	(154,312,678)	256,593,943	250,934,118	205,248,312	(119,328,924)	$ (19,524,509)	(124,039,206)	$ (18,461,967)	(93,632,438)	(89,949,455)	14,843	14,799	15,195	$ 2,336	15,349	1,046,863,605	1,042,785,726	1,049,366,056	$ 164,782,560	1,169,618,982	$ (19,524,509)	(124,039,206)	(119,328,924)	256,593,943	(93,632,438)	(89,949,455)	(207,870,563)	(154,312,678)	256,593,943	$ (32,720,063)	205,248,312	(124,039,206)	(119,328,924)	(88,951,624)	$ (19,524,509)	59,746,842	(58,268,167)	(441,714,344)	10,340,639	$ (9,171,756)	714,968,679	769,158,923	1,217,023,570	$ 112,540,324	1,284,933,188
Balance (in shares)						36,569,866			37,613,701	35,589,120	38,063,201																						36,427,851	37,613,701	36,569,866	38,063,201																												125,960,015